Income Tax Expense - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Current income tax:
Current income tax on profits for the period	$ 636,876		$ 408,788	$ 326,057
Income tax on unappropriated retained earnings	105,665		74,540	28,165
Prior year income tax under (over) estimation	(133,923)		(5,016)	3,729
Total current income tax	608,618		478,312	357,951
Deferred income tax:
Relating to origination and reversal of temporary differences	(14,237)		35,367	101,441
Impact of change in tax rate				(2,774)
Total deferred income tax	(14,237)		35,367	98,667
Income tax expense	$ 594,381	$ 21,167	$ 513,679	$ 456,618